Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Australia - 3.9%
Elders, Ltd.	1,252,719	$ 5,006,194
Perenti, Ltd.	2,160,891	3,277,137
		8,283,331

Canada - 4.8%
Linamar Corp.	69,816	5,165,366
Spin Master Corp. (a)	384,016	5,203,220
		10,368,586

Denmark - 2.5%
Solar AS - Class B	174,222	5,465,042

Finland - 2.8%
Nokian Renkaat Oyj	465,653	6,012,526

France - 13.5%
Arkema S.A.	100,957	7,171,346
Beneteau SACA	632,045	5,138,397
Manitou BF S.A.	139,177	3,514,571
Nexity S.A. (b)	639,207	6,117,402
Remy Cointreau S.A.	111,112	5,176,258
Teleperformance SE	26,410	1,941,921
		29,059,895

Germany - 4.1%
Duerr AG	156,912	3,816,007
Hornbach Holding AG & Co. KGaA	53,562	5,041,702
		8,857,709

Hong Kong - 4.9%
Pacific Basin Shipping, Ltd.	5,286,426	2,124,851
VTech Holdings, Ltd.	614,416	4,018,020
Yue Yuen Industrial (Holdings), Ltd.	2,388,076	4,470,272
		10,613,143

Ireland - 9.4%
Bank of Ireland Group PLC	39,508	803,441
C&C Group PLC	3,181,785	4,250,607
Origin Enterprises PLC	1,570,131	8,296,234
Permanent TSB Group Holdings PLC	2,013,907	6,812,152
		20,162,434

Italy - 2.3%
MARR SpA	597,022	4,923,304

Japan - 13.5%
Fukuoka Financial Group, Inc.	163,037	6,711,271
Kanto Denka Kogyo Co., Ltd.	331,945	7,555,336
Sawai Group Holdings Co., Ltd.	338,089	3,712,791
Tokai Carbon Co., Ltd.	611,949	6,839,351

Toyota Boshoku Corp.	291,130		4,184,200
			29,002,949

Jersey - 2.4%
B&M European Value Retail S.A.	2,215,411		5,101,746

Luxembourg - 2.3%
Samsonite Group SA (a)	2,688,000		4,966,535

Netherlands - 5.2%
Ariston Holding N.V.	1,142,939		4,428,632
Signify N.V. (a)	284,368		6,905,710
			11,334,342

New Zealand - 2.6%
Fletcher Building, Ltd. (b)	3,006,998		5,662,571

Spain - 2.5%
Unicaja Banco S.A. (a)	1,630,774		5,466,728

United Kingdom - 19.2%
Hays PLC	1,686,233		749,376
Ibstock PLC (a)	4,898,968		6,854,702
Pagegroup PLC	1,759,867		2,891,400
Pennon Group PLC	919,467		6,389,315
Sabre Insurance Group PLC (a)	3,013,940		6,153,217
Senior PLC	66,086		255,868
SThree PLC	2,137,521		4,801,478
Tate & Lyle PLC	892,091		6,066,930
Travis Perkins PLC	692,514		4,980,102
Wizz Air Holdings PLC (b)	155,397		2,165,965
			41,308,353
TOTAL COMMON STOCKS (Cost $182,920,758)			206,589,194

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 3.54% (c)	5,512,958		5,512,958
TOTAL MONEY MARKET FUNDS (Cost $5,512,958)			5,512,958

TOTAL INVESTMENTS - 98.5% (Cost $188,433,716)			212,102,152
Other Assets in Excess of Liabilities - 1.5%		0.01488	3,203,229
TOTAL NET ASSETS - 100.0%			$ 215,305,381

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $35,550,112 or 16.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pzena International Small Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 206,589,194	$ –	$ –	$ 206,589,194
Money Market Funds	5,512,958	–	–	5,512,958
Total Investments	$ 212,102,152	$ –	$ –	$ 212,102,152